Restricted Cash (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Restricted Cash
Summary of reconciliation of cash, cash equivalents and restricted cash

	June 30,
	2023	2022
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$166,806	$310,802
Restricted cash included within prepaid expenses and other current assets	380	2,941
Restricted cash included within other non-current assets	4,014	4,000
Total cash, cash equivalents and restricted cash shown in the condensed consolidated statements of cash flows	$171,200	$317,743

	December 31,
	2022	2021
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$162,561	$422,841
Restricted cash included within prepaid expenses and other current assets	253	—
Restricted cash included within other non-current assets	4,014	4,000
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$166,828	$426,841